[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

ANNUAL REPORT OCTOBER 31, 2002

[GRAPHIC]

EATON VANCE
TAX-MANAGED
VALUE
FUND

[GRAPHIC]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Tax-Managed Value Fund, Class A shares, had a total return of -8.50% for the one-year ended October 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $11.77 on October 31, 2001 to $10.77 on October 31, 2002.(1)

Class B shares had a total return of -9.16% for the same period, the result of a decrease in NAV from $11.25 to $10.22.(1)

Class C shares had a total return of -9.18% for the same period, the result of a decrease in NAV from $11.55 to $10.49.(1)

Class D shares had a total return of -9.18% for the same period, the result of a decrease in NAV from $9.48 to $8.61.(1)

By comparison, the Russell 1000 Value Index - an unmanaged market index of value stocks - had a total return of -10.02% for the one-year ended October 31, 2002.(2) The S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall stock market performance - returned -15.10% for the same period.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE ...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. In the beginning of the fourth quarter, however, the market appeared to be staging a rally; the Dow Jones Industrial Average ended October 2002 with its second strongest October percentage gain since October 1982, when stocks were recovering from a bear market.

IN UNPREDICTABLE MARKETS, A DIVERSIFIED PORTFOLIO
IS MORE IMPORTANT THAN EVER ...

The high level of volatility in equity markets recently underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to value stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

                                       Sincerely,

                                       /s/ Thomas E. Faust Jr.

                                       Thomas E. Faust Jr.
                                       President
                                       December 13, 2002

FUND INFORMATION
AS OF OCTOBER 31, 2002

PERFORMANCE(3)                          CLASS A   CLASS B   CLASS C   CLASS D
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                                 -8.50%    -9.16%    -9.18%    -9.18%
Life of Fund+                             2.64%     0.78%     1.74%    -8.77%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                                -13.77%   -13.70%   -10.09%   -13.72%
Life of Fund+                             0.53%    -0.65%     1.74%   -11.60%

+ Inception Dates - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00; Class D: 3/15/01

TEN LARGEST HOLDINGS(4)
-----------------------------------------
Washington Mutual, Inc.              2.5%
Bank of America Corp.                2.5
FPL Group, Inc.                      2.4
Freddie Mac                          2.2
Air Products and Chemicals, Inc.     2.2
Alcoa, Inc.                          2.2
ConocoPhillips                       2.2
Citigroup, Inc.                      2.1
Sara Lee Corp.                       2.1
Total Fina Elf SA-ADR                2.1

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C and Class D shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year. (4) Ten largest holdings accounted for 22.5% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002
MANAGEMENT DISCUSSION

AN INTERVIEW WITH MICHAEL R. MACH,
PORTFOLIO MANAGER OF TAX-MANAGED VALUE PORTFOLIO

[PHOTO OF MICHAEL R. MACH]
Michael R. Mach, CFA
Portfolio Manager

Q: Michael, can you share some thoughts on what happened in the stock markets over the last 12 months?

A: The last 12 months were certainly challenging. Over that period, the stock market was characterized by a decidedly downward bias. In addition to generally lower stock prices, investors also had to endure a great deal of stock price volatility and an unusually high degree of fundamental uncertainty. We believe many of the causes of the equity market's recent struggles relate back to the business and market excesses created during the late nineties and early months of 2000. It's our sense that most of these excesses have now been identified and are well on their way to being corrected.

Q: While the Fund's NAV was down last year, its decline was meaningfully less than that of the overall stock market. What factors do you believe helped the Fund limit its losses?

A: The Fund adheres to a value-oriented philosophy of investing in a diversified portfolio of companies generally characterized by strong business franchises and attractive growth prospects. Our philosophy is to buy shares in such companies only when they are available at discount valuations to the broad market averages based on various meaningful fundamental metrics.

     There are several risk limiters implicit in this philosophy. Each of these risk limiters contributes to our ability to preserve capital in falling markets. For example, by building a diversified portfolio, we limit the Fund's stock-and sector-specific risks. By focusing on companies considered to have strong business franchises, we attempt to limit the business risk commonly associated with equity investing. And by adhering to our discipline of buying stocks only when they are available at discount valuations versus the broad market averages, we strive to limit the Fund's stock price risk by avoiding stocks priced at excessively high valuation levels.

Q: Other than adhering to a value-oriented philosophy, were there other factors that helped last year's performance?

A: In terms of specific stocks owned or not owned in the Fund, our buy and sell decisions are in large part driven by the fundamental research efforts of Eaton Vance's experienced team of senior research analysts. Once again last year, these analysts did a great job of guiding our buy and sell decisions. For example, favorable analyst recommendations led to investments in TJX Companies and Nissan Motors. Both of these stocks provided positive double-digit

FIVE LARGEST SECTOR POSITIONS+

BY TOTAL NET ASSETS

[CHART]

Banks - Regional           13.8%
Oil and Gas - Integrated    7.9%
Financial Services          6.8%
Electric Utilities          6.5%
Insurance                   6.3%

+    Sector positions are subject to change due to active management.

     returns over the past 12 months. At the same time analyst recommendations to avoid stocks including Kmart and WorldCom Inc., helped us avoid some very big losers.

Q: One of the principals of tax-efficient investing, as practiced at Eaton Vance, is to sell a stock and realize a tax loss when appropriate. I imagine the last 12 months provided plenty of opportunities to accumulate tax losses now available to offset future gains.

A: That's exactly right. As tax-efficient investors, we are very patient in terms of holding our winners, but we are impatient with our losers. Over the last 12 months, by harvesting tax losses early, we were able to build a significant inventory of losses. Perhaps more importantly, this discipline also helped us to greatly limit further losses. By moving to identify and take losses early, we kept disappointments from becoming disasters. We think this is a good discipline to follow in any market environment. It proved to be a particularly effective discipline last year given the very volatile and unforgiving nature of the equity markets over that time period.

Q:   Looking ahead, what are you expecting from the Fund in the coming year?

A: Historically, it has been periods of fear and crisis, not unlike what we've just been through, that have provided the base from which new bull markets emerge. It is our belief that companies held in the Portfolio today are well positioned for long-term earnings growth and long-term share price appreciation. Looking ahead, we believe that the Fund's disciplined value style and its research driven investment process will make it an attractive vehicle for building long-term wealth through equity investing.

     In closing, I would like to thank my fellow shareholders for their continued confidence and participation in the Eaton Vance Tax-Managed Value Fund.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002
PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED VALUE FUND, CLASS A VS. THE S&P 500 INDEX AND THE RUSSELL 1000 VALUE INDEX* December 31, 1999 - October 31, 2002

[CHART]

              EATON VANCE
              TAX-MANAGED        FUND, INCL.
              VALUE FUND,         MAXIMUM                           RUSSELL 1000
                CLASS A         SALES CHARGE      S&P 500 INDEX      VALUE INDEX
Dec-99          $10,000           $10,000            $10,000           $10,000
                 $9,635            $9,081             $9,498            $9,674
                 $9,261            $8,728             $9,318            $8,955
                $10,286            $9,694            $10,229           $10,048
                $10,503            $9,898             $9,921            $9,931
                $10,778           $10,158             $9,718           $10,036
                $10,296            $9,703             $9,957            $9,577
                $10,463            $9,861             $9,802            $9,697
                $11,212           $10,566            $10,410           $10,236
                $11,517           $10,854             $9,861           $10,330
                $11,971           $11,281             $9,819           $10,584
                $11,685           $11,012             $9,045           $10,191
Dec-00          $12,473           $11,755             $9,090           $10,702
                $12,640           $11,913             $9,412           $10,743
                $12,581           $11,857             $8,554           $10,444
                $12,187           $11,486             $8,013           $10,075
                $12,749           $12,015             $8,635           $10,569
                $13,172           $12,414             $8,693           $10,806
                $12,808           $12,071             $8,481           $10,567
                $12,769           $12,033             $8,398           $10,544
                $12,581           $11,857             $7,873           $10,122
                $11,616           $10,947             $7,237            $9,409
                $11,596           $10,929             $7,375            $9,328
                $12,207           $11,504             $7,941            $9,871
 1-Dec          $12,591           $11,866             $8,010           $10,103
                $12,394           $11,681             $7,893           $10,026
                $12,404           $11,690             $7,741           $10,042
                $12,818           $12,080             $8,032           $10,517
                $12,503           $11,783             $7,546           $10,156
                $12,542           $11,820             $7,490           $10,207
                $11,892           $11,207             $6,957            $9,621
                $10,847           $10,223             $6,415            $8,726
                $10,975           $10,344             $6,457            $8,792
                 $9,990            $9,415             $5,756            $7,815
 2-Oct          $10,611           $10,000             $6,262            $8,394

PERFORMANCE+                            CLASS A   CLASS B   CLASS C   CLASS D
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                                 -8.50%    -9.16%    -9.18%    -9.18%
Life of Fund+                             2.64%     0.78%     1.74%    -8.77%

SEC CUMULATIVE TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                                -13.77%   -13.70%   -10.09%   -13.72%
Life of Fund+                             0.53%    -0.65%     1.74%   -11.60%

+ Inception Dates - Class A: 12/27/99; Class B: 1/18/00; Class C: 1/24/00; Class D: 3/15/01


* Source: Thomson Financial. Investment operations commenced 12/27/99. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the Fund's total return with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of value stocks, and the S&P 500 Composite Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value
     (NAV) with all distributions reinvested. The Indexes' returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Indexes. An investment in the Fund's Class B shares on 1/18/00 at net asset value would have grown to $10,220 on October 31, 2001; $9,820 less the applicable 5% CDSC. An investment in the Fund's Class C shares on 1/24/00 at net asset value would have grown to $10,490 on October 31, 2001. An investment in the Fund's Class D shares on 3/15/01 at net asset value would have grown to $8,610 on October 31, 2001; $8,180 less the applicable 5% CDSC. The Indexes' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2002

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2002)
RETURNS AT NET ASSET VALUE (NAV) (CLASS A)
--------------------------------------------------------------------------------

                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                              -8.50%            2.64%
Return After Taxes on Distributions              -8.50%            2.64%
Return After Taxes on Distributions
and Sale of Fund Shares                          -5.22%            2.13%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS A)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                             -13.77%            0.53%
Return After Taxes on Distributions             -13.77%            0.53%
Return After Taxes on Distributions
and Sale of Fund Shares                          -8.46%            0.42%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2002)
RETURNS AT NET ASSET VALUE (NAV) (CLASS B)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                              -9.16%            0.78%
Return After Taxes on Distributions              -9.16%            0.78%
Return After Taxes on Distributions
and Sale of Fund Shares                          -5.62%            0.63%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS B)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                             -13.70%           -0.65%
Return After Taxes on Distributions             -13.70%           -0.65%
Return After Taxes on Distributions
and Sale of Fund Shares                          -8.41%           -0.52%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2002)
RETURNS AT NET ASSET VALUE (NAV) (CLASS C)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                              -9.18%            1.74%
Return After Taxes on Distributions              -9.18%            1.74%
Return After Taxes on Distributions
and Sale of Fund Shares                          -5.64%            1.39%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS C)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                             -10.09%            1.74%
Return After Taxes on Distributions             -10.09%            1.74%
Return After Taxes on Distributions
and Sale of Fund Shares                          -6.19%            1.39%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2002)
RETURNS AT NET ASSET VALUE (NAV) (CLASS D)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                              -9.18%           -8.72%
Return After Taxes on Distributions              -9.18%           -8.72%
Return After Taxes on Distributions
and Sale of Fund Shares                          -5.64%           -6.93%

RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS D)
--------------------------------------------------------------------------------
                                                ONE YEAR       LIFE OF FUND
Return Before Taxes                             -13.72%          -11.54%
Return After Taxes on Distributions             -13.72%          -11.54%
Return After Taxes on Distributions
and Sale of Fund Shares                          -8.42%           -9.16%

Class A commenced operations on 12/27/99. Class B commenced operations on 1/18/00. Class C commenced operations on 1/24/00. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investment in Tax-Managed Value
   Portfolio, at value
   (identified cost, $494,259,445)        $537,188,870
Receivable for Fund shares sold              1,586,875
------------------------------------------------------
TOTAL ASSETS                              $538,775,745
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,311,200
Payable to affiliate for distribution
   and service fees                            108,946
Payable to affiliate for Trustees' fees            920
Accrued expenses                               246,352
------------------------------------------------------
TOTAL LIABILITIES                         $  1,667,418
------------------------------------------------------
NET ASSETS                                $537,108,327
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $625,959,233
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                       (131,780,331)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         42,929,425
------------------------------------------------------
TOTAL                                     $537,108,327
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $181,588,289
SHARES OUTSTANDING                          16,856,969
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.77
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.77)      $      11.43
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $174,951,231
SHARES OUTSTANDING                          17,118,192
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.22
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $173,306,123
SHARES OUTSTANDING                          16,524,338
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.49
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $  7,262,684
SHARES OUTSTANDING                             843,728
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.61
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $92,794)             $  9,315,988
Interest allocated from Portfolio              463,932
Expenses allocated from Portfolio           (4,096,005)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  5,683,915
------------------------------------------------------

Expenses
------------------------------------------------------
Administration fee                        $    859,616
Trustees' fees and expenses                      4,943
Distribution and service fees
   Class A                                     484,250
   Class B                                   1,874,751
   Class C                                   1,840,145
   Class D                                      78,877
Transfer and dividend disbursing agent
   fees                                        672,541
Printing and postage                            69,538
Custodian fee                                   37,041
Legal and accounting services                   27,246
Registration fees                               18,638
Miscellaneous                                   24,733
------------------------------------------------------
TOTAL EXPENSES                            $  5,992,319
------------------------------------------------------

NET INVESTMENT LOSS                       $   (308,404)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(86,828,211)
   Foreign currency transactions                 3,119
------------------------------------------------------
NET REALIZED LOSS                         $(86,825,092)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 19,985,813
   Foreign currency                              4,020
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 19,989,833
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(66,835,259)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(67,143,663)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (308,404) $       (856,935)
   Net realized loss                           (86,825,092)      (41,889,172)
   Net change in unrealized
      appreciation (depreciation)               19,989,833        12,552,829
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (67,143,663) $    (30,193,278)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    106,310,622  $    147,138,436
      Class B                                   90,805,639       145,761,624
      Class C                                   97,708,102       140,984,495
      Class D                                    6,075,892         5,719,624
   Cost of shares redeemed
      Class A                                  (56,213,814)      (15,066,898)
      Class B                                  (41,090,618)       (8,279,001)
      Class C                                  (41,635,223)      (10,047,675)
      Class D                                   (2,934,823)         (115,005)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    159,025,777  $    406,095,600
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     91,882,114  $    375,902,322
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $    445,226,213  $     69,323,891
----------------------------------------------------------------------------
AT END OF YEAR                            $    537,108,327  $    445,226,213
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS A
                                  -------------------------------------
                                         YEAR ENDED OCTOBER 31,
                                  -------------------------------------
                                    2002         2001         2000(1)
-----------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 11.770     $ 12.150       $10.000
-----------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------
Net investment income (loss)      $  0.051     $  0.012       $(0.002)
Net realized and unrealized
   gain (loss)                      (1.051)      (0.392)        2.152
-----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (1.000)    $ (0.380)      $ 2.150
-----------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.770     $ 11.770       $12.150
-----------------------------------------------------------------------

TOTAL RETURN(2)                      (8.50)%      (3.13)%       21.50%
-----------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $181,588     $152,849       $30,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.26%        1.29%         1.71%(4)
   Net investment income
      (loss)                          0.44%        0.17%        (0.06)%(4)
Portfolio Turnover of the
   Portfolio                           213%          45%(5)        --
Portfolio Turnover of the
   Fund(6)                              --           83%          128%
-----------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) Returns are historical and are caculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.
 (6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS B
                                  -------------------------------------
                                         YEAR ENDED OCTOBER 31,
                                  -------------------------------------
                                    2002         2001         2000(1)
-----------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 11.250     $ 11.710       $10.000
-----------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------
Net investment loss               $ (0.034)    $ (0.039)      $(0.029)
Net realized and unrealized
   gain (loss)                      (0.996)      (0.421)        1.739
-----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (1.030)    $ (0.460)      $ 1.710
-----------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.220     $ 11.250       $11.710
-----------------------------------------------------------------------

TOTAL RETURN(2)                      (9.16)%      (3.93)%       17.10%
-----------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $174,951     $147,570       $20,690
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        2.01%        2.04%         2.45%(4)
   Net investment loss               (0.31)%      (0.59)%       (0.78)%(4)
Portfolio Turnover of the
   Portfolio                           213%          45%(5)        --
Portfolio Turnover of the
   Fund(6)                              --           83%          128%
-----------------------------------------------------------------------

 (1) For the period from the start of business, January 18, 2000, to October 31, 2000.
 (2) Returns are historical and are calculated by determining the percentage in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.
 (6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS C
                                  -------------------------------------
                                         YEAR ENDED OCTOBER 31,
                                  -------------------------------------
                                    2002         2001         2000(1)
-----------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 11.550     $ 12.020       $10.000
-----------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------
Net investment loss               $ (0.034)    $ (0.041)      $(0.027)
Net realized and unrealized
   gain (loss)                      (1.026)      (0.429)        2.047
-----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (1.060)    $ (0.470)      $ 2.020
-----------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.490     $ 11.550       $12.020
-----------------------------------------------------------------------

TOTAL RETURN(2)                      (9.18)%      (3.91)%       20.20%
-----------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $173,306     $139,653       $18,494
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        2.01%        2.04%         2.46%(4)
   Net investment loss               (0.31)%      (0.59)%       (0.81)%(4)
Portfolio Turnover of the
   Portfolio                           213%          45%(5)        --
Portfolio Turnover of the
   Fund(6)                              --           83%          128%
-----------------------------------------------------------------------

 (1) For the period from the start of business, January 24, 2000, to October 31, 2000.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.
 (6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS D
                                  -----------------------
                                  YEAR ENDED OCTOBER 31,
                                  -----------------------
                                    2002        2001(1)
---------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.480       $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss               $(0.028)      $(0.021)
Net realized and unrealized
   loss                            (0.842)       (0.499)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS        $(0.870)      $(0.520)
---------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 8.610       $ 9.480
---------------------------------------------------------

TOTAL RETURN(2)                     (9.18)%       (5.20)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 7,263       $ 5,154
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       2.01%         2.03%(4)
   Net investment loss              (0.30)%       (0.65)%(4)
Portfolio Turnover of the
   Portfolio                          213%           45%(5)
Portfolio Turnover of the
   Fund(6)                             --            83%
---------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.
 (6) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B, Class C, and Class D shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6).
   Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.5% at October 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $129,632,329 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2010 ($84,709,232), October 31, 2009 ($41,890,570) and on October 31, 2008
   ($3,032,527).

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS A                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      8,685,308   11,738,471
    Redemptions                               (4,812,335)  (1,235,053)
    ------------------------------------------------------------------
    NET INCREASE                               3,872,973   10,503,418
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS B                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      7,774,377   12,053,273
    Redemptions                               (3,770,456)    (706,252)
    ------------------------------------------------------------------
    NET INCREASE                               4,003,921   11,347,021
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS C                                      2002         2001
    ------------------------------------------------------------------
    Sales                                      8,160,826   11,398,616
    Redemptions                               (3,730,005)    (843,846)
    ------------------------------------------------------------------
    NET INCREASE                               4,430,821   10,554,770
    ------------------------------------------------------------------

                                               YEAR ENDED OCTOBER 31,
                                              ------------------------
    CLASS D                                      2002        2001(1)
    ------------------------------------------------------------------
    Sales                                        617,403      555,461
    Redemptions                                 (317,381)     (11,755)
    ------------------------------------------------------------------
    NET INCREASE                                 300,022      543,706
    ------------------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001 to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the year ended October 31, 2002, the administration fee amounted to $859,616. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $249,248 as its portion of the sales charge on sales of Class A for the year ended October 31, 2002.

   Effective, August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period ended October 31, 2002 no significant amounts have been accrued or paid.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C, and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C, and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,406,063, $1,380,109 and $59,158 for Class B, Class C, and
   Class D shares, respectively, to or payable to EVD for the year ended
   October 31, 2002, representing 0.75% of the average daily net assets for Class B, Class C, and Class D shares, respectively. At October 31, 2002, the amount of Uncovered Distribution

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Charges of EVD calculated under the Plans was approximately $7,754,000, $15,978,000 and $407,000 for Class B, Class C, and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C, and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2002 amounted to $484,250, $468,688, $460,036 and $19,719 for Class A, Class B,
   Class C, and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C, and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C, and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C, and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $697,000, $80,000, and $116,000 of CDSC paid by shareholders for Class B shares, Class C shares, and Class D shares, respectively for the year ended October 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $303,117,559 and $147,224,463 respectively, for the year ended October 31, 2002.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL
FUNDS TRUST AND SHAREHOLDERS OF
EATON VANCE TAX-MANAGED VALUE FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Value Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and financial highlights for the years ended October 31, 2002 and 2001, and for the period ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Value Fund at October 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 3.9%
-----------------------------------------------------------------------
General Dynamics Corp.                        150,000      $ 11,869,500
Northrop Grumman Corp.                         25,000         2,578,250
United Technologies Corp.                     125,000         7,708,750
-----------------------------------------------------------------------
                                                           $ 22,156,500
-----------------------------------------------------------------------
Auto Parts and Equipment -- 1.3%
-----------------------------------------------------------------------
Nissan Motor Co., Ltd.                        950,000      $  7,297,140
-----------------------------------------------------------------------
                                                           $  7,297,140
-----------------------------------------------------------------------
Banks - Regional -- 13.8%
-----------------------------------------------------------------------
Banc One Corp.                                200,000      $  7,714,000
Bank of America Corp.                         200,000        13,960,000
Golden West Financial Corp.                    45,000         3,107,700
M&T Bank Corp.                                 35,000         2,867,200
SouthTrust Corp.                              300,000         7,686,000
SunTrust Banks, Inc.                           50,000         3,042,000
TCF Financial Corp.                            75,000         3,183,000
Wachovia Corp.                                300,000        10,437,000
Washington Mutual, Inc.                       400,000        14,304,000
Wells Fargo & Co.                             225,000        11,355,750
-----------------------------------------------------------------------
                                                           $ 77,656,650
-----------------------------------------------------------------------
Broadcasting and Cable -- 2.1%
-----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)          80,000      $  2,964,000
Viacom, Inc., Class B(1)                      200,000         8,922,000
-----------------------------------------------------------------------
                                                           $ 11,886,000
-----------------------------------------------------------------------
Building Products -- 0.5%
-----------------------------------------------------------------------
Lennar Corp.                                   50,000      $  2,758,500
-----------------------------------------------------------------------
                                                           $  2,758,500
-----------------------------------------------------------------------
Chemicals -- 2.2%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              275,000      $ 12,155,000
-----------------------------------------------------------------------
                                                           $ 12,155,000
-----------------------------------------------------------------------
Communications Services -- 5.6%
-----------------------------------------------------------------------
ALLTEL Corp.                                  150,000      $  7,456,500
AT&T Corp.                                    350,000         4,564,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
BCE, Inc.                                     440,000      $  7,634,000
SBC Communications, Inc.                      100,000         2,566,000
Verizon Communications, Inc.                  240,000         9,062,400
-----------------------------------------------------------------------
                                                           $ 31,282,900
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.2%
-----------------------------------------------------------------------
Diebold, Inc.                                 125,000      $  4,456,250
International Business Machines Corp.         100,000         7,894,000
-----------------------------------------------------------------------
                                                           $ 12,350,250
-----------------------------------------------------------------------
Diversified Health Care Products -- 1.1%
-----------------------------------------------------------------------
Abbott Laboratories                           150,000      $  6,280,500
-----------------------------------------------------------------------
                                                           $  6,280,500
-----------------------------------------------------------------------
Diversified Manufacturing -- 1.2%
-----------------------------------------------------------------------
Emerson Electric Co.                          100,000      $  4,818,000
Tyco International Ltd.                       150,000         2,169,000
-----------------------------------------------------------------------
                                                           $  6,987,000
-----------------------------------------------------------------------
Electric Utilities -- 6.5%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      150,000      $  7,200,000
Entergy Corp.                                 150,000         6,613,500
Exelon Corp.                                  125,000         6,300,000
FPL Group, Inc.                               225,000        13,270,500
Southern Co. (The)                            100,000         2,970,000
-----------------------------------------------------------------------
                                                           $ 36,354,000
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.2%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            100,000      $  1,380,000
-----------------------------------------------------------------------
                                                           $  1,380,000
-----------------------------------------------------------------------
Financial Services -- 6.8%
-----------------------------------------------------------------------
Citigroup, Inc.                               325,000      $ 12,008,750
Dun & Bradstreet Corp.(1)                     100,000         3,655,000
First Data Corp.                              200,000         6,988,000
Freddie Mac                                   200,000        12,316,000
H&R Block, Inc.                                75,000         3,328,500
-----------------------------------------------------------------------
                                                           $ 38,296,250
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Foods -- 4.7%
-----------------------------------------------------------------------
American Italian Pasta Co., Class A(1)         75,000      $  2,583,750
Nestle SA                                      55,000        11,792,176
Sara Lee Corp.                                525,000        11,985,750
-----------------------------------------------------------------------
                                                           $ 26,361,676
-----------------------------------------------------------------------
Health Care Services -- 1.0%
-----------------------------------------------------------------------
HCA, Inc.                                     135,000      $  5,871,150
-----------------------------------------------------------------------
                                                           $  5,871,150
-----------------------------------------------------------------------
Household Products -- 2.8%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          150,000      $  7,725,000
Unilever NV                                   125,000         8,001,250
-----------------------------------------------------------------------
                                                           $ 15,726,250
-----------------------------------------------------------------------
Insurance -- 6.3%
-----------------------------------------------------------------------
American International Group, Inc.            190,000      $ 11,884,500
MetLife, Inc.                                 350,000         8,358,000
Progressive Corp.                             100,000         5,500,000
XL Capital Ltd. - Class A                     125,000         9,518,750
-----------------------------------------------------------------------
                                                           $ 35,261,250
-----------------------------------------------------------------------
Investment Services -- 5.2%
-----------------------------------------------------------------------
Franklin Resources, Inc.                      200,000      $  6,598,000
Goldman Sachs Group, Inc.                     100,000         7,160,000
Merrill Lynch & Co., Inc.                     250,000         9,487,500
Morgan Stanley Dean Witter & Co.              150,000         5,838,000
-----------------------------------------------------------------------
                                                           $ 29,083,500
-----------------------------------------------------------------------
Leisure and Tourism -- 0.7%
-----------------------------------------------------------------------
Carnival Corp.                                150,000      $  3,918,000
-----------------------------------------------------------------------
                                                           $  3,918,000
-----------------------------------------------------------------------
Medical - Drugs -- 1.5%
-----------------------------------------------------------------------
Andrx Corp.(1)                                200,000      $  3,090,000
Cardinal Health, Inc.                          40,000         2,768,400
King Pharmaceuticals, Inc.(1)                 175,000         2,686,250
-----------------------------------------------------------------------
                                                           $  8,544,650
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Industrial -- 2.2%
-----------------------------------------------------------------------
Alcoa, Inc.                                   550,000      $ 12,133,000
-----------------------------------------------------------------------
                                                           $ 12,133,000
-----------------------------------------------------------------------
Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Fortune Brands, Inc.                           60,000      $  3,003,600
-----------------------------------------------------------------------
                                                           $  3,003,600
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           375,000      $  8,962,500
-----------------------------------------------------------------------
                                                           $  8,962,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      200,000      $  8,908,000
-----------------------------------------------------------------------
                                                           $  8,908,000
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 7.9%
-----------------------------------------------------------------------
ConocoPhillips                                250,000      $ 12,125,000
Occidental Petroleum Corp.                    300,000         8,559,000
Royal Dutch Petroleum Co.                     275,000        11,764,500
Total Fina Elf SA - ADR                       175,000        11,903,500
-----------------------------------------------------------------------
                                                           $ 44,352,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
International Paper Co.                       300,000      $ 10,479,000
-----------------------------------------------------------------------
                                                           $ 10,479,000
-----------------------------------------------------------------------
Printing and Business Products -- 0.5%
-----------------------------------------------------------------------
Lexmark International, Inc.(1)                 50,000      $  2,971,000
-----------------------------------------------------------------------
                                                           $  2,971,000
-----------------------------------------------------------------------
Publishing -- 2.4%
-----------------------------------------------------------------------
Gannett Co., Inc.                             100,000      $  7,593,000
McGraw-Hill Cos., Inc. (The)                   55,000         3,547,500
Scholastic Corp.(1)                            60,000         2,649,000
-----------------------------------------------------------------------
                                                           $ 13,789,500
-----------------------------------------------------------------------
Restaurants -- 0.5%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                    90,000      $  3,064,500
-----------------------------------------------------------------------
                                                           $  3,064,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.5%
-----------------------------------------------------------------------
Home Depot, Inc. (The)                        150,000      $  4,332,000
Staples, Inc.(1)                              175,000         2,712,500
Target Corporation                            150,000         4,518,000
TJX Companies, Inc.                           400,000         8,208,000
-----------------------------------------------------------------------
                                                           $ 19,770,500
-----------------------------------------------------------------------
Semiconductor Manufacturing Equipment -- 0.4%
-----------------------------------------------------------------------
Applied Materials, Inc.(1)                    150,000      $  2,254,500
-----------------------------------------------------------------------
                                                           $  2,254,500
-----------------------------------------------------------------------
Specialty Chemicals -- 0.4%
-----------------------------------------------------------------------
Valspar Corp.                                  50,000      $  2,088,500
-----------------------------------------------------------------------
                                                           $  2,088,500
-----------------------------------------------------------------------
Telecommunication Equipment Manufacturing -- 0.9%
-----------------------------------------------------------------------
Nokia Oyj ADR                                 300,000      $  4,986,000
-----------------------------------------------------------------------
                                                           $  4,986,000
-----------------------------------------------------------------------
Transport - Services -- 1.4%
-----------------------------------------------------------------------
FedEx Corp.                                   150,000      $  7,978,500
-----------------------------------------------------------------------
                                                           $  7,978,500
-----------------------------------------------------------------------
Transportation -- 1.6%
-----------------------------------------------------------------------
Union Pacific Corp.                           150,000      $  8,857,500
-----------------------------------------------------------------------
                                                           $  8,857,500
-----------------------------------------------------------------------
Trucks and Parts -- 0.5%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            50,000      $  2,847,500
-----------------------------------------------------------------------
                                                           $  2,847,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $504,261,516)                          $548,053,266
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital, 1.90%, 11/1/02     $ 19,053      $ 19,053,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $19,053,000)                        $ 19,053,000
-----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $523,314,516)                          $567,106,266
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $ (4,745,559)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $562,360,707
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $523,314,516)                          $567,106,266
Cash                                             1,827
Receivable for investments sold             17,523,996
Interest and dividends receivable              615,490
Prepaid expenses                                 2,982
------------------------------------------------------
TOTAL ASSETS                              $585,250,561
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 22,789,415
Payable to affiliate for Trustees' fees          5,466
Accrued expenses                                94,973
------------------------------------------------------
TOTAL LIABILITIES                         $ 22,889,854
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $562,360,707
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $518,564,745
Net unrealized appreciation (computed on
   the basis of identified cost)            43,795,962
------------------------------------------------------
TOTAL                                     $562,360,707
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $94,920)                               $  9,463,299
Interest                                       469,772
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  9,933,071
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  3,757,322
Trustees' fees and expenses                     29,631
Custodian fee                                  283,116
Legal and accounting services                   70,710
Miscellaneous                                   18,252
------------------------------------------------------
TOTAL EXPENSES                            $  4,159,031
------------------------------------------------------

NET INVESTMENT INCOME                     $  5,774,040
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(90,148,138)
   Foreign currency transactions                 3,246
------------------------------------------------------
NET REALIZED LOSS                         $(90,144,892)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 20,852,158
   Foreign currency                              4,212
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 20,856,370
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(69,288,522)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(63,514,482)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment income                  $      5,774,040  $           796,879
   Net realized loss                           (90,144,892)         (28,414,129)
   Net change in unrealized appreciation
      (depreciation)                            20,856,370           (9,698,694)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (63,514,482) $       (37,315,944)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by the
      Eaton Vance Tax-Managed
      Value Fund                          $             --  $       371,516,049
   Contributions                               331,362,431          127,707,372
   Withdrawals                                (147,934,370)         (19,560,359)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    183,428,061  $       479,663,062
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    119,913,579  $       442,347,118
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $    442,447,128  $           100,010
-------------------------------------------------------------------------------
AT END OF YEAR                            $    562,360,707  $       442,447,128
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                   YEAR ENDED OCTOBER 31,
                                  ------------------------
                                    2002         2001(1)
----------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.72%         0.70%(2)
   Net investment income              0.99%         0.69%(2)
Portfolio Turnover                     213%           45%
----------------------------------------------------------
TOTAL RETURN(3)                      (7.99)%          --
----------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $562,361      $442,447
----------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001 to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the advisory fee amounted to $3,757,322. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $1,375,773,268 and $1,181,311,994 respectively, for the year ended October 31, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $525,642,251
    ------------------------------------------------------
    Gross unrealized appreciation             $ 43,909,380
    Gross unrealized depreciation               (2,445,365)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 41,464,015
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

7 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Tax-Managed Value Fund of $371,516,049 in exchange for an interest in the Portfolio, including net unrealized appreciation of $32,638,286. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED VALUE PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Value Portfolio (the Portfolio) as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the supplementary data for the year then ended and for the period ended October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Value Portfolio at October 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

Interested Trustee(s)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2001      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVM and their
                                             since 2001      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2001      and communications                                   portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                  of the Portfolio   Banking Emeritus,                              and Director of Telect,
                                             since 2001      Harvard University                             Inc. (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                    None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2001      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                    None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2001      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                    None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 2001

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 34 investment
 7/28/59                                                     companies managed by EVM or
                                                             BMR.

 Thomas E. Faust        President of         Since 2002      Executive Vice President and
 Jr.                     the Trust                           Chief Investment Officer of
 5/31/58                                                     EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh               the Trust                           Officer of 125 investment
 1/22/57                                                     companies managed by EVM or
                                                             BMR.

 Michael R. Mach       Vice President    Vice President of   Vice President of EVM and BMR
 7/15/47                                  the Trust since    since December 1999.
                                            1999; of the     Previously, Managing Director
                                          Portfolio since    and Senior Analyst for
                                                2001         Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Duncan W.           Vice President of   Vice President of   Senior Vice President and
 Richardson              the Trust;       the Trust since    Chief Equity Investment
 10/26/57               President of     2001; President of  Officer of EVM and BMR.
                       the Portfolio       the Portfolio     Officer of 40 investment
                                             since 2002      companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 investment
 10/5/44                                                     companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                             since 2001      190 investment companies
                                                             managed by EVM or BMR.

 Barbara E.             Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 Campbell              the Portfolio                         Officer of 190 investment
 6/19/57                                                     companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since1989       Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Campbell served as Assistant Treasurer since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF TAX-MANAGED VALUE PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE TAX-MANAGED VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

501-12/02                                                                  TVSRC